Schedule of Assumptions for Fair Value of Derivative Liabilities (Details)	6 Months Ended
Dec. 31, 2012
Derivative Liabilities Schedule Of Assumptions For Fair Value Of Derivative Liabilities 1	1,674,730
Derivative Liabilities Schedule Of Assumptions For Fair Value Of Derivative Liabilities 2	1.75%
Derivative Liabilities Schedule Of Assumptions For Fair Value Of Derivative Liabilities 3	0.0037%
Derivative Liabilities Schedule Of Assumptions For Fair Value Of Derivative Liabilities 4	0.00%
Derivative Liabilities Schedule Of Assumptions For Fair Value Of Derivative Liabilities 5	1.5
Derivative Liabilities Schedule Of Assumptions For Fair Value Of Derivative Liabilities 6	48,928
Derivative Liabilities Schedule Of Assumptions For Fair Value Of Derivative Liabilities 7	1.72%
Derivative Liabilities Schedule Of Assumptions For Fair Value Of Derivative Liabilities 8	0.0029%
Derivative Liabilities Schedule Of Assumptions For Fair Value Of Derivative Liabilities 9	0.00%
Derivative Liabilities Schedule Of Assumptions For Fair Value Of Derivative Liabilities 10	1.5
Derivative Liabilities Schedule Of Assumptions For Fair Value Of Derivative Liabilities 11	428,571
Derivative Liabilities Schedule Of Assumptions For Fair Value Of Derivative Liabilities 12	1.73%
Derivative Liabilities Schedule Of Assumptions For Fair Value Of Derivative Liabilities 13	0.0029%
Derivative Liabilities Schedule Of Assumptions For Fair Value Of Derivative Liabilities 14	0.00%
Derivative Liabilities Schedule Of Assumptions For Fair Value Of Derivative Liabilities 15	1.5
Derivative Liabilities Schedule Of Assumptions For Fair Value Of Derivative Liabilities 16	1,082,036
Derivative Liabilities Schedule Of Assumptions For Fair Value Of Derivative Liabilities 17	1.73%
Derivative Liabilities Schedule Of Assumptions For Fair Value Of Derivative Liabilities 18	0.0027%
Derivative Liabilities Schedule Of Assumptions For Fair Value Of Derivative Liabilities 19	0.00%
Derivative Liabilities Schedule Of Assumptions For Fair Value Of Derivative Liabilities 20	1.5
Derivative Liabilities Schedule Of Assumptions For Fair Value Of Derivative Liabilities 21	1.33%
Derivative Liabilities Schedule Of Assumptions For Fair Value Of Derivative Liabilities 22	0.0016%
Derivative Liabilities Schedule Of Assumptions For Fair Value Of Derivative Liabilities 23	0.00%
Derivative Liabilities Schedule Of Assumptions For Fair Value Of Derivative Liabilities 24	0.5
Derivative Liabilities Schedule Of Assumptions For Fair Value Of Derivative Liabilities 25	0.67%
Derivative Liabilities Schedule Of Assumptions For Fair Value Of Derivative Liabilities 26	0.0002%
Derivative Liabilities Schedule Of Assumptions For Fair Value Of Derivative Liabilities 27	0.00%
Derivative Liabilities Schedule Of Assumptions For Fair Value Of Derivative Liabilities 28	0.03